Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001424182
Registrant Name	Broadstone Net Lease, Inc.
Registration File Number	333-279115
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES